ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4.      ACCOUNTS RECEIVABLE

	2016	2017
	RMB	RMB
Accounts receivable	117,390	192,245
Less: Allowance for doubtful accounts	(6,144)	(5,384)

	111,246	186,861

The movement of allowance for doubtful accounts is analyzed as follows:

	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of period	1,103	3,290	6,144
Additions	3,792	6,705	5,738
Write-offs	(1,605)	(3,851)	(6,498)

Balance at end of period	3,290	6,144	5,384